Note 11 - Commitments (Tables)	3 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Years ending December 31,
2018	$207
2019	268
2020	277
2021	281
2022	276
Thereafter	78
$1,387